SALE OF GOLDEN EAGLE AREA DEVELOPMENT (Details) - Golden Eagle Area Development $ in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2021 USD ($) $ / bbl	Dec. 31, 2021 CAD ($)
SALE OF GOLDEN EAGLE AREA DEVELOPMENT
Ownership interest sold (as percent)	26.69%	26.69%
Proceeds from sale of joint operations, net of closing adjustments and other closing costs	$ 250
Gain on sale of joint operations, net of tax		$ 227
Maximum
SALE OF GOLDEN EAGLE AREA DEVELOPMENT
Contingent receivable	50
Contingent Consideration, Milestone 1
SALE OF GOLDEN EAGLE AREA DEVELOPMENT
Contingent receivable	$ 25
Contingent Consideration, Milestone 1 | Brent crude oil
SALE OF GOLDEN EAGLE AREA DEVELOPMENT
Average crude price per barrel | $ / bbl	55
Contingent Consideration, Milestone 2
SALE OF GOLDEN EAGLE AREA DEVELOPMENT
Contingent receivable	$ 50
Contingent Consideration, Milestone 2 | Brent crude oil
SALE OF GOLDEN EAGLE AREA DEVELOPMENT
Average crude price per barrel | $ / bbl	65